Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss)/Earnings Per Share	Basic and diluted net (loss)/earnings per share for each of the year presented were calculated as follows:
	Years ended December 31,
(In thousands of US$ except share data and per share data)	2021	2022	2023
Numerator:
Net (loss)/income	(46,041)	(19,853)	2,811
Net (loss)/income attributable to ordinary shareholders of the Company for computing basic and diluted net (loss)/earnings per share	(46,041)	(19,853)	2,811
Denominator:
Weighted average number of ordinary shares outstanding used In calculating basic and diluted net (loss)/earnings per share	285,979,036	312,485,140	371,726,318
Basic and diluted net (loss)/earnings per ordinary share	(0.16)	(0.06)	0.01

Schedule of Diluted Earnings Per Share	Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:
	Years ended December 31,
	2021	2022	2023
Restricted Shares	2,916,100	7,970,930	7,996,700
Share options awards	19,225,361	18,004,940	17,022,180
Total	22,141,461	25,975,870	25,018,880